SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2016
SUBSEQUENT EVENT
SUBSEQUENT EVENT	20.SUBSEQUENT EVENT In January 2017, the Company completed an investment of US$14,000 for a 9.5% equity interest in a mobile-based platform focused on short-term, on-demand work opportunities.